Shareholders' equity (Details) - Schedule of weighted average fair value of options granted - R$ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Weighted Average Fair Value Of Options Granted Abstract
Shares, As of beginning balance	668,000
Weighted average of exercise price, As of beginning balance	R$ 670
Weighted average of remaining contractual term, As of beginning balance
As of December 31, 2021
Shares, Granted in the year	4,087,000	726,000
Weighted average of exercise price, Granted in the year	R$ 5.9	R$ 670
Shares, Cancelled in the year		(58,000)
Weighted average of exercise price, Cancelled in the year		R$ 670
Shares, Outstanding at year end	4,651,000	668,000
Weighted average of exercise price, Outstanding at year end	R$ 6.01	R$ 670
Weighted average of remaining contractual term, Outstanding at year end	2 years 3 months 10 days	242 years
Shares, Total to be exercised as of ending balance	4,651,000	668,000
Weighted average of exercise price, Total to be exercised as of ending balance	R$ 6.01	R$ 670
Weighted average of remaining contractual term, Total to be exercised as of ending balance	2 years 3 months 10 days	242 years
Shares, Exercised in the year	(104,000)
Weighted average of exercise price	R$ 6.01